Commitments and contingencies - Open tax procedures - lV (Details) - SUNAT.	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 14, 2020 USD ($)
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount			S/ 19,171,000	$ 5,709,000
Year 2014 [Member] | Income tax item
Disclosure of Commitments and contingencies [Line Items]
Tax debt	S/ 14,412,000	$ 3,823,000